Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Schedule of accounts receivable, net
Accounts receivable, net consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable, third parties	422,743	288,507
Less: Allowance for doubtful accounts, third parties	(4,521)	(2,688)
Accounts receivable, third parties, net	418,222	285,819
Accounts receivable, related parties	837,686	1,556,969
Less: Allowance for doubtful accounts, related parties	(2,366)	(11,217)
Accounts receivable, related parties, net	835,320	1,545,752

Schedule of movement of the allowance for doubtful accounts of accounts receivables due from related parties
The movement of the allowance for doubtful accounts receivables is as follows:

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	—	—	6,887
Additions	—	6,887	9,951
Reversal	—	—	(2,426)
Write-off	—	—	(507)
Balance at the end of the year	—	6,887	13,905